Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth certain information with respect to the company’s financial performance and the compensation paid to our named executive officers (or “NEOs”) for our fiscal years ending in 2024, 2023, 2022, 2021 and 2020:

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO(1)(2) ($)	Compensation Actually Paid to PEO(1)(2) ($)	Average Summary Compensation Table Total for Other NEOs(1)(2) ($)	Average Compensation Actually Paid to Other NEOs(1)(2) ($)	Total Shareholder Return(3) ($)	Peer Group (Industry Index) Total Shareholder Return(3)(4) ($)	Net Income ($ in millions)	Adjusted EBITDA(5) ($ in millions)

2024	8,070,289	8,557,340	2,700,342	2,877,737	179.77	158.04	520.3	1,619.1
2023	10,248,697	10,343,854	4,129,627	4,162,643	171.61	159.64	923.0	1,428.3
2022	2,920,473	4,586,132	1,206,938	1,731,366	136.82	154.15	773.2	1,086.3
2021	2,618,648	3,775,304	1,143,263	1,577,661	88.61	106.04	6.4	543.0
2020	1,392,882	250,343	728,845	425,848	37.44	63.60	(906.0)	351.8

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024, 2023 and 2022, our principal executive officer, or “PEO,” was Nick O’Grady and our non-PEO NEOs (the “Other NEOs”) were Adam Dirlam, President; Chad Allen, Chief Financial Officer; James Evans, Chief Technical Officer; and Erik Romslo, Chief Legal Officer & Secretary. For 2021 and 2020, the PEO was Nick O’Grady and the Other NEOs were Adam Dirlam, President; Chad Allen, Chief Financial Officer; Mike Kelly, Chief Strategy Officer; and Erik Romslo, Chief Legal Officer & Secretary.
Peer Group Issuers, Footnote	The peer group used for this TSR calculation is the SPDR S&P Oil & Gas Exploration & Production ETF (the “XOP”), which is the industry index as disclosed in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 8,070,289	$ 10,248,697	$ 2,920,473	$ 2,618,648	$ 1,392,882
PEO Actually Paid Compensation Amount	$ 8,557,340	10,343,854	4,586,132	3,775,304	250,343
Adjustment To PEO Compensation, Footnote	Summary Compensation Table (or “SCT”) to Compensation Actually Paid to our PEO and our Other NEOs (as an average) for 2024 is shown below:

	2024
Adjustments	PEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	8,070,289	2,700,342
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(5,356,556)	(1,472,524)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	5,381,622	1,477,487
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	440,143	169,367
Addition: Vesting date fair value of awards granted and vesting during such year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	21,842	3,065
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	8,557,340	2,877,737

Non-PEO NEO Average Total Compensation Amount	$ 2,700,342	4,129,627	1,206,938	1,143,263	728,845
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,877,737	4,162,643	1,731,366	1,577,661	425,848
Adjustment to Non-PEO NEO Compensation Footnote	Summary Compensation Table (or “SCT”) to Compensation Actually Paid to our PEO and our Other NEOs (as an average) for 2024 is shown below:

	2024
Adjustments	PEO ($)	Average of Other NEOs ($)

Total Compensation from SCT	8,070,289	2,700,342
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(5,356,556)	(1,472,524)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	5,381,622	1,477,487
Addition (Subtraction): Year-over-year change in fair value of awards granted in any prior fiscal year that are outstanding and unvested at year end	440,143	169,367
Addition: Vesting date fair value of awards granted and vesting during such year	—	—
Addition (Subtraction): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	21,842	3,065
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	—	—
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in the total compensation for the covered year	—	—
Compensation Actually Paid (as calculated)	8,557,340	2,877,737

Compensation Actually Paid vs. Total Shareholder Return	(1)TSR in the above chart, in the case of both the company and the industry index, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	(1)TSR in the above chart, in the case of both the company and the industry index, reflects the cumulative return of $100 as if invested on December 31, 2019, including reinvestment of any dividends.
Tabular List, Table
The following table lists our most important financial performance measures used by us to link Compensation Actually Paid to the NEOs for fiscal year 2024 to our performance for fiscal year 2024. The performance measures included in this table are not ranked by relative importance.

Adjusted EBITDA
Absolute TSR
Relative TSR Percentile vs. Peer Group
Return on Capital Employed

Total Shareholder Return Amount	$ 179.77	171.61	136.82	88.61	37.44
Peer Group Total Shareholder Return Amount	158.04	159.64	154.15	106.04	63.60
Net Income (Loss)	$ 520,300,000	$ 923,000,000.0	$ 773,200,000	$ 6,400,000	$ (906,000,000.0)
Company Selected Measure Amount	1,619.1	1,428.3	1,086.3	543.0	351.8
PEO Name	Nick O’Grady
Additional 402(v) Disclosure	TSR is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for 2024 to our company’s performance, is Adjusted EBITDA. We define Adjusted EBITDA as net income (loss) before (i) interest expense, (ii) income taxes, (iii) depreciation, depletion, amortization, and accretion, (iv) non-cash stock based compensation expense, (v) (gain) loss on the extinguishment of debt, (vi) contingent consideration (gain) loss, (vii) acquisition transaction expense, (viii) other non-cash adjustments, (ix) (gain) loss on unsettled interest rate derivatives, and (x) (gain) loss on unsettled commodity derivatives. See Appendix A for additional information on our Adjusted EBITDA calculation.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR Percentile vs. Peer Group
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,356,556)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,381,622
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	440,143
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,842
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,472,524)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,477,487
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	169,367
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,065
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0